CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (203,259)	$ (2,863,113)	$ (41,077,304)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	1,397	297	838
Property and equipment written off	0	0	24,718
Provision for lease payment receivables	56,291	2,258,060	9,495,002
Provision for other assets	0	0	3,017,816
Acquisition of additional interests in subsidiaries	116,785	0	0
Deferred tax expense	0	0	26,108,436
Changes in assets and liabilities:
Net investment in direct financing leases	609,547	(194,077)	5,887,016
Other assets	(941,464)	186,571	(628,927)
Lease receivable in lease agency transaction	0	0	2,085,456
Inventory	(205,276)	0	0
Interest payable	0	0	(8,874)
Income tax payable	0	0	(1,518,019)
Other non-current liability	1,296,367	0	0
Deposits from direct financing leases	(236,406)	115,404	(3,649,836)
Other liabilities	(422,111)	704,781	250,671
Net Cash Provided by (Used in) Operating Activities	71,871	207,923	(13,007)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(19,437)	(1,300)	0
Net cash paid for purchases of subsidiaries and other business units	0	(69,594)	0
Net Cash Used in Investing Activities	(19,437)	(70,894)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment to loan from related parties	(264,014)	0	0
Borrowings from related parties	176,576	0	0
Net Cash Used in Financing Activities	(87,438)	0	0
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	(9,731)	(6,116)	2,817
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM DISCONTINUED OPERATION	0	0	(7,553,701)
NET INCREASE/(DECREASE) CASH FROM CONTINUING OPERATION	(44,735)	130,913	(10,190)
NET DECREASE IN CASH FROM DISCONTINUED OPERATION	0	0	(7,553,701)
Cash and cash equivalents at beginning of year	159,543	28,630	38,820
Cash and cash equivalents at beginning of year-disposal groups	0	0	7,553,701
Cash and cash equivalents at end of year	114,809	159,543	28,630
Cash and cash equivalents at end of year-disposal groups	0	0	0
Continuing Operation
Cash paid for interest expense	0	0	11,181
SUPPLEMENTAL NON-CASH FINANCING ACTIVITY:
Acquisition of additional interests in subsidiaries	$ 116,785	$ 0	$ 0